Common Stock Warrants - Additional Information (Detail) - USD ($)		1 Months Ended			12 Months Ended
	Mar. 17, 2014	Apr. 30, 2014	May. 31, 2013	Oct. 31, 2010	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Class of Warrant or Right [Line Items]
Warrants to purchase common stock issued and outstanding (in shares)					362,970	109,772
Warrants to purchase Company's common stock, granted during period (in shares)			31,818					39,773
Warrants held by lender subject to becoming exercisable on company drawing debt (in shares)			15,909				69,999
Increase of term loan				$ 11,000,000
Remaining term loan maximum availability			$ 11,000,000
Exercise price on warrants (in dollars per share)			$ 2.86
Number of shares called by warrants, remaining period			7 years 4 months 24 days
Silicon Valley Bank (SVB)
Class of Warrant or Right [Line Items]
Number of warrants exercised (in shares)	31,818
Conversion of warrants (shares issued)	18,092
Silicon Valley Bank (SVB) | Alimera Sciences, Inc.
Class of Warrant or Right [Line Items]
Warrants to purchase Company's common stock, granted during period (in shares)			31,818
Increase of term loan			$ 11,000,000
Exercise price on warrants (in dollars per share)			$ 2.86
Number of shares called by warrants, remaining period			7 years 4 months 24 days
Hercules | Alimera Sciences, Inc.
Class of Warrant or Right [Line Items]
Warrants to purchase Company's common stock, granted during period (in shares)		285,016
Increase of term loan		$ 25,000,000
Exercise price on warrants (in dollars per share)		$ 6.14
Percent of warrants exercisable upon closing		60.00%
Percent of warrants exercisable upon satisfying certain conditions		40.00%
Minimum
Class of Warrant or Right [Line Items]
Warrants to purchase common, exercise prices (in dollars per share)					$ 6.14	$ 6.14
Warrants, exercisable period from issuance date					5 years
Maximum
Class of Warrant or Right [Line Items]
Warrants to purchase common, exercise prices (in dollars per share)					$ 11	$ 11.00
Warrants, exercisable period from issuance date					10 years